PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning Liabilities	Other	Total

December 31, 2020	45	1	46
Additions	7	—	7

December 31, 2021	52	1	53

Current (recorded in "other current liabilities")	3	—	3
Long-term	49	1	50